Taxes on Income (Schedule of Income Before Income Taxes and Income Taxes Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes:
Israel	$ 5,938	$ 3,569	$ 7,598
Foreign Jurisdiction	2,231	3,067	211
Income before taxes on income	8,169	6,636	7,809
Current taxes:
Israel	407	1,388	1,155
Foreign Jurisdiction	409	547	63
Current taxes	816	1,935	1,218
Tax expense (benefit) in respect to previous years:
Israel	(190)	(565)	(660)
Foreign Jurisdiction	(18)	5	51
Tax expense (benefit) in respect to previous years	(208)	(560)	(609)
Deferred taxes:
Israel	(345)	225	689
Foreign Jurisdiction	120	(19)	(11)
Deferred taxes	(225)	206	678
Income tax expense	$ 383	$ 1,581	$ 1,287